Warrant liability	12 Months Ended
Dec. 31, 2022
Warrant Liability [Abstract]
Warrant Liability

15. Warrant liability

On February 1, 2023, the Company performed a ten-to-one share consolidation of its common shares, stock options and warrants. The quantities and per unit prices presented throughout the consolidated financial statements, including this note, have been retroactively adjusted to give effect to the share consolidation.

2020

As part of the consideration for the private placement completed on November 3, 2020 (note 17a) where SALP and another investor participated equally, and a subsequent amendment to this private placement agreement made on November 25, 2020, the Company issued a total of 789,472 warrants that expire on November 3, 2025. Both of these issuances combined are referred to as the November 2020 warrants. Each warrant can be exercised to acquire one common share at an exercise price initially set at USD 55.0 and that can be reduced if equity financings are completed at a lower price before its expiry. The November 2020 warrants do not meet the definition of an equity instrument since the exercise price is denominated in USD which is different than the functional currency of Liminal which is the CAD. Consequently, they are accounted for as a financial instrument, presented as a warrant liability in the consolidated statement of financial position and carried at fair value through profit or loss.

The fair value of the warrants issued on November 3, 2020 and November 25, 2020 were $10,263 and $2,227, respectively. The portion of the total issuance cost pertaining to the private placement allocated to the issuance of the November 3, 2020 warrants of $709 and the fair value of the additional warrants issued on November 25, 2020 were recorded in the consolidated statement of operation transactions in financing costs and administration, selling and marketing expenses respectively. The fair value of the warrant liability of the November 2020 warrants was $11,640 at December 31, 2020. The gain of $850 resulting from the change in fair value of the warrants since their issuance was recognized in the statement of operations for the year ended December 31, 2020.

2021 and 2022

The fair value of the November 2020 warrants was $106 at December 31, 2022 ($1,754 at December 31, 2021) and the gain of $1,648, resulting from the change in fair value of the November 2020 warrants during the year ended December 31, 2022 ($9,886 during the year ended December 31, 2021) was recognized in the consolidated statement of operations. The fair value for the November 2020 warrants held by SALP was $53 and $877 at December 31, 2022 and 2021.

The fair value of the November 2020 warrants on the various dates discussed above was calculated using a Black-Scholes option pricing model in a Monte Carlo simulation in order to evaluate the downward adjustment mechanism to the exercise price. The assumptions used at the different valuation dates are provided in the table below:

	December 31,	December 31,
	2022	2021
Underlying common share fair value (in USD)	$3.25	$10.90
Remaining life until expiry	2.8	3.8
Volatility	51.0%	56.0%
Risk-free interest rate	4.26%	1.13%
Expected dividend rate	—	—
Fair value of a warrant calculated using a Black-Sholes pricing model (in USD)	$—	$0.80
Fair value of exercise price adjustment mechanism (in USD)	$0.12	$1.63
Illiquidity discount	20.0%	28.0%
Fair value of a warrant (in USD)	$0.10	$1.75
Fair value of a warrant (in CAD)	$0.13	$2.22